SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Fair value at December 31, 2024	$ 10,114		$ 10,114		$ 2,534,169
Money market funds			45,102		55,216
Corporate fixed income securities			(452,682)		452,682
U.S. treasury securities			2,026,271		2,026,271
Derivative liability		[1]		[2],[3]
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value at December 31, 2024	10,114		10,114		55,216
Money market funds			45,102		55,216
Corporate fixed income securities
U.S. treasury securities
Derivative liability		[1]		[2],[3]
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value at December 31, 2024					2,478,953
Money market funds
Corporate fixed income securities			(452,682)		452,682
U.S. treasury securities			2,026,271		2,026,271
Derivative liability		[1]		[2],[3]
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value at December 31, 2024
Money market funds
Corporate fixed income securities
U.S. treasury securities
Derivative liability		[1]		[2],[3]

[1]	During the three months ended March 31, 2025, the Company did not record a loss on fair value remeasurement.
[2]	During the year ended December 31, 2024, the Company recorded a derivative liability related to the PIPE Warrants of $142,319. During the year ended December 31, 2024, the Company recorded a gain on fair value remeasurement of $142,319.
[3]	During the year ended December 31, 2024, the Company recorded a derivative liability related to the PIPE Warrants of $142,319. During the year ended December 31, 2024, the Company recorded a gain on fair value remeasurement of $142,319. See Note 17 – Stockholders’ Deficit for additional details.